Impairment loss on marketable securities and investments in associated companies - SeaMex Limited - Impairment of investment in Joint Venture (Details) - USD ($) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2016	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0
SeaMex
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets			30 years
Weighted average cost of capital (as percent)		11.00%	10.25%
Total impairment of investments	$ 0	$ 76	$ 36